Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000075263 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000075263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000072053 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000072053 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000075264 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000075264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000169180 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000169180 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000072056 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000072056 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000072055 | AssetShort-Term InstrumentsFR_935TAI007_3.660
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000072055 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.30%)
C000026577 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000026577 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000026577 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026577 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026577 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026577 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026577 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026577 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026577 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026577 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026577 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026576 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000026576 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000026576 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026576 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026576 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026576 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026576 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026576 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000026576 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026576 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026576 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026579 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000026579 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000026579 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026579 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026579 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026579 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026579 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026579 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026579 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026579 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026579 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026575 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000026575 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000026575 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026575 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026575 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026575 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026575 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026575 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026575 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026575 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000064143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000064143 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000064143 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064143 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064143 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064143 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064143 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064143 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000064143 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000064143 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064143 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026581 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000026581 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000026581 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026581 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026581 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026581 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026581 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026581 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000026581 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026581 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026581 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000200445 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000200445 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000200445 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200445 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200445 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200445 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200445 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200445 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000200445 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200445 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000200445 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000222833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000222833 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000222833 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222833 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126670LE6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222833 | AssetAsset-Backed SecuritiesFR_858928AB0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222833 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222833 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222833 | AssetU.S. Government Agencies_SSFR_01F040651_MSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000222833 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000222833 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000222833 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026583 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C000026583 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026583 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000026583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026583 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026583 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05493LAA4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026583 | AssetCorporate Bonds & NotesFR_718172DR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026583 | AssetAsset-Backed SecuritiesFR_61946QAA9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026583 | AssetShort-Term InstrumentsFR_912797TL1_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000026582 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C000026582 | AssetU.S. Treasury ObligationsFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026582 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000026582 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026582 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026582 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05493LAA4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026582 | AssetCorporate Bonds & NotesFR_718172DR7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026582 | AssetAsset-Backed SecuritiesFR_61946QAA9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026582 | AssetShort-Term InstrumentsFR_912797TL1_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000026584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(36.70%)
C000026584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026584 | AssetU.S. Government AgenciesFR_3140QSST9
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000026584 | AssetCorporate Bonds & NotesFR_656029AL9
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026584 | AssetAsset-Backed SecuritiesFR_382371AA0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026584 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05591UAA5
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026584 | AssetU.S. Treasury ObligationsFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026584 | AssetMunicipal Bonds & NotesFR_13032UXN3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026584 | AssetSovereign IssuesFR_147918AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026584 | AssetShort-Term InstrumentsFR_912797TS6_0.010
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000066770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(36.70%)
C000066770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066770 | AssetU.S. Government AgenciesFR_3140QSST9
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000066770 | AssetCorporate Bonds & NotesFR_656029AL9
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000066770 | AssetAsset-Backed SecuritiesFR_382371AA0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066770 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05591UAA5
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000066770 | AssetU.S. Treasury ObligationsFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066770 | AssetMunicipal Bonds & NotesFR_13032UXN3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066770 | AssetSovereign IssuesFR_147918AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066770 | AssetShort-Term InstrumentsFR_912797TS6_0.010
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000114212 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000114212 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114212 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114212 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000114212 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114212 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000114212 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114212 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114212 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000114210 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000114210 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114210 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114210 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000114210 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114210 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000114210 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114210 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114210 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000114208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000114208 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114208 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114208 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000114208 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114208 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000114208 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114208 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114208 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000114209 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000114209 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114209 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114209 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000114209 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114209 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000114209 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114209 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114209 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166287 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166287 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166287 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166287 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000166287 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000166287 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166287 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166287 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166287 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000200464 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000200464 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200464 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200464 | AssetCorporate Bonds & NotesFR_120568BL3_2.000
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000200464 | AssetAsset-Backed SecuritiesFR_89240MAC8
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000200464 | AssetU.S. Government AgenciesFR_38384LXG9
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200464 | AssetNon-Agency Mortgage-Backed SecuritiesFR_19688GAA1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200464 | AssetSovereign IssuesFR_Y4938AAH2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200464 | AssetShort-Term InstrumentsFR_63376F4N7_4.000
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000026625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000026625 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026625 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000026625 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000026625 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026625 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026625 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026625 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026625 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000026624 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026624 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000026624 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000026624 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026624 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026624 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026624 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026624 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026627 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000026627 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026627 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026627 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000026627 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000026627 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026627 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026627 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026627 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026627 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000026623 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026623 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000026623 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000026623 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026623 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026623 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026623 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026623 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000064151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000064151 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064151 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064151 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000064151 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000064151 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064151 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064151 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064151 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064151 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026629 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000026629 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026629 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026629 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000026629 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000026629 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026629 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026629 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026629 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026629 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000200448 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.70%)
C000200448 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200448 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200448 | AssetCorporate Bonds & NotesFR_86959LAR4
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000200448 | AssetU.S. Government AgenciesFR_3137HKPJ7
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000200448 | AssetAsset-Backed SecuritiesFR_83615CAL0
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000200448 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67118XAA3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200448 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200448 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200448 | AssetShort-Term InstrumentsFR_99FYXY002_3.620
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000088650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000088650 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088650 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088650 | AssetAsset-Backed SecuritiesFR_32059WAE2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088650 | AssetU.S. Government AgenciesFR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088650 | AssetCorporate Bonds & NotesFR_04685A3V1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088650 | AssetU.S. Treasury ObligationsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088650 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI2NQX93
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088650 | AssetCommoditiesFR_990ACARD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088650 | AssetU.S. Government Agencies_SSFR_01F032666_JPS_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000088650 | AssetShort-Term InstrumentsFR_795991009_3.690_2
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000088651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000088651 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088651 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088651 | AssetAsset-Backed SecuritiesFR_32059WAE2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088651 | AssetU.S. Government AgenciesFR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088651 | AssetCorporate Bonds & NotesFR_04685A3V1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088651 | AssetU.S. Treasury ObligationsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088651 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI2NQX93
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088651 | AssetCommoditiesFR_990ACARD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088651 | AssetU.S. Government Agencies_SSFR_01F032666_JPS_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000088651 | AssetShort-Term InstrumentsFR_795991009_3.690_2
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000088655 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000088655 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088655 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088655 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088655 | AssetAsset-Backed SecuritiesFR_32059WAE2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088655 | AssetU.S. Government AgenciesFR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088655 | AssetCorporate Bonds & NotesFR_04685A3V1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088655 | AssetU.S. Treasury ObligationsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088655 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI2NQX93
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088655 | AssetCommoditiesFR_990ACARD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088655 | AssetU.S. Government Agencies_SSFR_01F032666_JPS_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000088655 | AssetShort-Term InstrumentsFR_795991009_3.690_2
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000088654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000088654 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088654 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088654 | AssetAsset-Backed SecuritiesFR_32059WAE2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088654 | AssetU.S. Government AgenciesFR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088654 | AssetCorporate Bonds & NotesFR_04685A3V1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088654 | AssetU.S. Treasury ObligationsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088654 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI2NQX93
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088654 | AssetCommoditiesFR_990ACARD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088654 | AssetU.S. Government Agencies_SSFR_01F032666_JPS_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000088654 | AssetShort-Term InstrumentsFR_795991009_3.690_2
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000200462 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000200462 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200462 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200462 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200462 | AssetAsset-Backed SecuritiesFR_32059WAE2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200462 | AssetU.S. Government AgenciesFR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200462 | AssetCorporate Bonds & NotesFR_04685A3V1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200462 | AssetU.S. Treasury ObligationsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200462 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI2NQX93
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200462 | AssetCommoditiesFR_990ACARD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200462 | AssetU.S. Government Agencies_SSFR_01F032666_JPS_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000200462 | AssetShort-Term InstrumentsFR_795991009_3.690_2
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000026652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000026652 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026652 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000026652 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026652 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026652 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026652 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026652 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026652 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026652 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000026651 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026651 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000026651 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026651 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026651 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026651 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026651 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026651 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026651 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000026654 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026654 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000026654 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026654 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026654 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026654 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026654 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026654 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026654 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000026650 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026650 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000026650 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026650 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026650 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026650 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026650 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026650 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000026650 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000064156 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064156 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000064156 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064156 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064156 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064156 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064156 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064156 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000064156 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088664 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000088664 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088664 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088664 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000088664 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000088664 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000088664 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088664 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088664 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088664 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000088664 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200453 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.70%)
C000200453 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200453 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200453 | AssetU.S. Treasury ObligationsFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000200453 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000200453 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200453 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200453 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200453 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200453 | AssetShort-Term InstrumentsFR_060990009_3.580
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000200453 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.40%)
C000103229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000103229 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000103229 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000103229 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103229 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000103229 | AssetU.S. Treasury ObligationsFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000103229 | AssetAsset-Backed SecuritiesFR_35729TAD4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103229 | AssetReal Estate Investment TrustsFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103229 | AssetCorporate Bonds & NotesFR_ACI24L9V3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103229 | AssetCommoditiesFR_966QXE900
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103229 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103229 | AssetShort-Term InstrumentsFR_060990009_3.710
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000103229 | AssetAffiliated InvestmentsFR_72201F409
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.40%)
C000103232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000103232 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000103232 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000103232 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103232 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000103232 | AssetU.S. Treasury ObligationsFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000103232 | AssetAsset-Backed SecuritiesFR_35729TAD4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103232 | AssetReal Estate Investment TrustsFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103232 | AssetCorporate Bonds & NotesFR_ACI24L9V3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103232 | AssetCommoditiesFR_966QXE900
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103232 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103232 | AssetShort-Term InstrumentsFR_060990009_3.710
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000103232 | AssetAffiliated InvestmentsFR_72201F409
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103233 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.40%)
C000103233 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000103233 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000103233 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000103233 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103233 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000103233 | AssetU.S. Treasury ObligationsFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000103233 | AssetAsset-Backed SecuritiesFR_35729TAD4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103233 | AssetReal Estate Investment TrustsFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103233 | AssetCorporate Bonds & NotesFR_ACI24L9V3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103233 | AssetCommoditiesFR_966QXE900
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000103233 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103233 | AssetShort-Term InstrumentsFR_060990009_3.710
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000103233 | AssetAffiliated InvestmentsFR_72201F409
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237486 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.40%)
C000237486 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000237486 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000237486 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237486 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237486 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000237486 | AssetU.S. Treasury ObligationsFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000237486 | AssetAsset-Backed SecuritiesFR_35729TAD4
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237486 | AssetReal Estate Investment TrustsFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237486 | AssetCorporate Bonds & NotesFR_ACI24L9V3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237486 | AssetCommoditiesFR_966QXE900
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237486 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237486 | AssetShort-Term InstrumentsFR_060990009_3.710
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000237486 | AssetAffiliated InvestmentsFR_72201F409
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026605 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(67.40%)
C000026605 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026605 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026605 | AssetU.S. Treasury ObligationsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000026605 | AssetU.S. Government AgenciesFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000026605 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000026605 | AssetAsset-Backed SecuritiesFR_12559QAF9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026605 | AssetNon-Agency Mortgage-Backed SecuritiesFR_059526AB9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026605 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096286 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(67.40%)
C000096286 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096286 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096286 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096286 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000096286 | AssetU.S. Treasury ObligationsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000096286 | AssetU.S. Government AgenciesFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000096286 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000096286 | AssetAsset-Backed SecuritiesFR_12559QAF9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000096286 | AssetNon-Agency Mortgage-Backed SecuritiesFR_059526AB9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096286 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026608 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000026608 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026608 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026608 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026608 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026608 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026608 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000026608 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026608 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026608 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026608 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026607 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000026607 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026607 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026607 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026607 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026607 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026607 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000026607 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026607 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026607 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026607 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026610 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000026610 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026610 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026610 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026610 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026610 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026610 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000026610 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026610 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026610 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026610 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026606 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000026606 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026606 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026606 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026606 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026606 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026606 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000026606 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026606 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026606 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026606 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064148 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000064148 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064148 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064148 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000064148 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064148 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064148 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000064148 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064148 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064148 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064148 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026612 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000026612 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026612 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026612 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026612 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026612 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000026612 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026612 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026612 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026612 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200446 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000200446 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200446 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200446 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200446 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200446 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200446 | AssetU.S. Treasury ObligationsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000200446 | AssetAsset-Backed SecuritiesFR_437084QA7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200446 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93936NAC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200446 | AssetSale-Buyback Financing TransactionsFR_PC2F26CTJBB0Z9K
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200446 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026614 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.10%)
C000026614 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026614 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026614 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026614 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026614 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026614 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026614 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026614 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000026614 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000026614 | AssetAsset-Backed SecuritiesFR_17313BAF8
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026614 | AssetNon-Agency Mortgage-Backed SecuritiesFR_01852TAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026614 | AssetCommon StocksFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.10%)
C000026616 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026616 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026616 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026616 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026616 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026616 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026616 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026616 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000026616 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000026616 | AssetAsset-Backed SecuritiesFR_17313BAF8
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026616 | AssetNon-Agency Mortgage-Backed SecuritiesFR_01852TAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026616 | AssetCommon StocksFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026613 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.10%)
C000026613 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026613 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026613 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026613 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026613 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026613 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026613 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026613 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000026613 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000026613 | AssetAsset-Backed SecuritiesFR_17313BAF8
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026613 | AssetNon-Agency Mortgage-Backed SecuritiesFR_01852TAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026613 | AssetCommon StocksFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064149 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.10%)
C000064149 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064149 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000064149 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064149 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064149 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064149 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064149 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000064149 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000064149 | AssetAsset-Backed SecuritiesFR_17313BAF8
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064149 | AssetNon-Agency Mortgage-Backed SecuritiesFR_01852TAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064149 | AssetCommon StocksFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200447 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.10%)
C000200447 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200447 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200447 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000200447 | AssetPreferred SecuritiesFR_060505FL3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200447 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200447 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200447 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200447 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000200447 | AssetReal Estate Investment TrustsFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000200447 | AssetAsset-Backed SecuritiesFR_17313BAF8
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200447 | AssetNon-Agency Mortgage-Backed SecuritiesFR_01852TAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200447 | AssetCommon StocksFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132360 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000132360 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132360 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000132360 | AssetCommoditiesFR_902XNK008
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132360 | AssetU.S. Government AgenciesFR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000132360 | AssetAsset-Backed SecuritiesFR_64032BAB9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132360 | AssetCorporate Bonds & NotesFR_02665WFD8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132360 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI38C327
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132360 | AssetShort-Term InstrumentsFR_912797SM0_0.010
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132361 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000132361 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132361 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000132361 | AssetCommoditiesFR_902XNK008
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132361 | AssetU.S. Government AgenciesFR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000132361 | AssetAsset-Backed SecuritiesFR_64032BAB9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132361 | AssetCorporate Bonds & NotesFR_02665WFD8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132361 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI38C327
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132361 | AssetShort-Term InstrumentsFR_912797SM0_0.010
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132356 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000132356 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132356 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000132356 | AssetCommoditiesFR_902XNK008
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132356 | AssetU.S. Government AgenciesFR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000132356 | AssetAsset-Backed SecuritiesFR_64032BAB9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132356 | AssetCorporate Bonds & NotesFR_02665WFD8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132356 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI38C327
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132356 | AssetShort-Term InstrumentsFR_912797SM0_0.010
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132357 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000132357 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132357 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000132357 | AssetCommoditiesFR_902XNK008
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132357 | AssetU.S. Government AgenciesFR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000132357 | AssetAsset-Backed SecuritiesFR_64032BAB9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132357 | AssetCorporate Bonds & NotesFR_02665WFD8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132357 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI38C327
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132357 | AssetShort-Term InstrumentsFR_912797SM0_0.010
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000200466 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000200466 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000200466 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000200466 | AssetCommoditiesFR_902XNK008
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000200466 | AssetU.S. Government AgenciesFR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200466 | AssetAsset-Backed SecuritiesFR_64032BAB9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200466 | AssetCorporate Bonds & NotesFR_02665WFD8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200466 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI38C327
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200466 | AssetShort-Term InstrumentsFR_912797SM0_0.010
Holdings [Line Items]
Percent of Net Asset Value	33.20%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.